TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Jun. 30, 2023
Trade and other payables [abstract]
Disclosure of detailed information of trade and other payables explanatory

Amounts in R million	Note	2023	2022

Trade payables and accruals		525.1	429.1
VAT payable		0.3	0.2
Provision for leave		56.8	55.7
Accrual for short term performance based incentives		89.8	87.5
Payroll creditors		28.5	25.9

		700.5	598.4

Interest relating to trade payables and accruals included in profit or loss		(1.1)	(1.8)

RELATED PARTY BALANCES
Trade payables and accruals include the following amounts payable to related parties:
Sibanye-Stillwater		16.5	25.8
Rand Refinery		0.3	—